Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets [Line Items]
Intangible asset gross, Beginning Balance	$ 68,712	$ 67,548
Accumulated amortization and impairment of intangible assets, Beginning Balance	(28,120)	(23,211)
Net value	39,424	40,592
Additions		1,164
Business combination	4,180
Impairment	(160)
Intangible asset gross, Ending Balance	72,732	68,712
Additions accumulated amortization and impairment of intangible asset	(5,192)	(4,905)
Currency translation adjustments	4	(4)
Accumulated amortization and impairment of intangible assets, Ending Balance	(33,308)	(28,120)
Patents and Software licenses [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset gross, Beginning Balance	5,134	5,134
Accumulated amortization and impairment of intangible assets, Beginning Balance	(5,134)	(5,134)
Net value
Intangible asset gross, Ending Balance	5,134	5,134
Accumulated amortization and impairment of intangible assets, Ending Balance	(5,134)	(5,134)
Internally developed intangible assets [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset gross, Beginning Balance	14,196	13,032
Accumulated amortization and impairment of intangible assets, Beginning Balance	(9,813)	(9,060)
Net value	3,132	4,383
Additions		1,164
Impairment	(160)
Intangible asset gross, Ending Balance	14,036	14,196
Additions accumulated amortization and impairment of intangible asset	(1,091)	(753)
Accumulated amortization and impairment of intangible assets, Ending Balance	(10,904)	(9,813)
Externally acquired Intellectual property and Tradenames [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset gross, Beginning Balance	41,375	41,375
Accumulated amortization and impairment of intangible assets, Beginning Balance	(10,196)	(7,272)
Net value	31,338	31,179
Business combination	2,970
Intangible asset gross, Ending Balance	44,345	41,375
Additions accumulated amortization and impairment of intangible asset	(2,815)	(2,920)
Currency translation adjustments	4	(4)
Accumulated amortization and impairment of intangible assets, Ending Balance	(13,007)	(10,196)
Customers [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset gross, Beginning Balance	8,007	8,007
Accumulated amortization and impairment of intangible assets, Beginning Balance	(2,977)	(1,745)
Net value	4,954	5,030
Additions
Business combination	1,210
Intangible asset gross, Ending Balance	9,217	8,007
Additions accumulated amortization and impairment of intangible asset	(1,286)	(1,232)
Accumulated amortization and impairment of intangible assets, Ending Balance	$ (4,263)	$ (2,977)